RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2022
Related Party Transaction [Line Items]
Other payables balance due to related party	$ 24	$ 93
Convertible Notes
Related Party Transaction [Line Items]
Principal amount	40,000	40,000
Amortization of debt issuance costs	198	171
Galil Software [Member]
Related Party Transaction [Line Items]
Payments to related party for services	325	993
Lynrock Lake Master Fund LP [Member] | Convertible Notes
Related Party Transaction [Line Items]
Principal amount	40,000		$ 40,000
Amortization of debt issuance costs	198	171
Convertible debt balances due	$ 39,773	$ 39,575